Provisions - Summary of Provisions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	$ 60
Reclassification from other trade and other payables	3
Provided	40
Utilised	(11)
Released	(2)
Other provisions, ending balance	90
Litigation [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	12
Reclassification from other trade and other payables	3
Provided	25
Utilised	(1)
Released	(2)
Other provisions, ending balance	37
Insurance reserves [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	36
Provided	13
Utilised	(10)
Other provisions, ending balance	39
Onerous contractual expenditure [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	8
Other provisions, ending balance	8
Other [member]
Disclosure of other provisions [Line Items]
Other provisions, beginning balance	4
Provided	2
Other provisions, ending balance	$ 6